UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-4983

Van Kampen Pennsylvania Tax Free Income Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Jerry W. Miller 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-762-4000

Date of fiscal year end:	9/30

Date of reporting period:	6/30/08

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Van Kampen Pennsylvania Tax Free Income Fund

Portfolio of Investments – June 30, 2008 (Unaudited)

Par Amount (000)	Description	Coupon	Maturity	Value

	Municipal Bonds 103.4%
	Pennsylvania 101.3%
$1,260	Allegheny Cnty, PA Arpt Auth Pittsburgh Intl Arpt Rfdg (FGIC Insd) (AMT)	5.625%	01/01/10	$1,277,993
1,750	Allegheny Cnty, PA Higher Ed Bldg Auth Univ Rev Duquesne Univ Proj Rfdg (AMBAC Insd)	5.500	03/01/20	1,920,415
3,000	Allegheny Cnty, PA Higher Ed Bldg Carnegie Mellon Univ	5.125	03/01/32	3,032,250
1,000	Allegheny Cnty, PA Hosp Dev Auth Rev Hlth Sys Ser A	5.375	11/15/40	829,540
2,000	Allegheny Cnty, PA Hosp Dev Auth Rev Hlth Sys Ser A (MBIA Insd) (Prerefunded @ 11/15/10)	6.500	11/15/30	2,203,800
1,600	Allegheny Cnty, PA Hosp Dev Auth Rev OH Vly Gen Hosp Proj Ser A	5.000	04/01/25	1,459,056
1,000	Allegheny Cnty, PA Hosp Dev Hlth Sys Ser B (Prerefunded @ 11/15/10)	9.250	11/15/30	1,162,460
1,000	Allegheny Cnty, PA Indl Dev Auth Lease Rev (AMT)	6.625	09/01/24	930,150
1,000	Allegheny Cnty, PA Indl Dev Auth Lease Rev Residential Res Inc Proj	5.100	09/01/26	936,330
2,000	Allegheny Cnty, PA Port Auth Transn (FGIC Insd)	5.500	03/01/15	2,099,980
1,000	Allegheny Cnty, PA Port Auth Transn (FGIC Insd)	5.500	03/01/16	1,049,860
1,000	Allegheny Cnty, PA Port Auth Transn (FGIC Insd)	5.500	03/01/17	1,049,860
1,220	Allegheny Cnty, PA Redev Auth Pittsburgh Mills Proj	5.600	07/01/23	1,171,590

995	Allegheny Cnty, PA Residential Fin Auth Mtg Rev Single Family Ser MM (GNMA Collateralized) (AMT)	5.200	05/01/33	948,285
1,200	Allegheny Cnty, PA Residential Fin Auth Mtg Rev Single Family Ser TT (GNMA Collateralized) (AMT)	5.000	05/01/35	1,105,224
1,000	Allegheny Cnty, PA Ser C61 (AGL Insd)	5.000	12/01/33	1,012,930
1,500	Allegheny Vly, PA Sch Dist Ser A (MBIA Insd)	5.000	11/01/28	1,501,515
500	Berks Cnty, PA Indl Dev Auth First Mtg Rev One Douglassville Proj Rfdg Ser A (AMT)	6.125	11/01/34	465,470
1,895	Berks Cnty, PA Muni Auth College Albright College Proj (b)	5.500	10/01/18	1,904,267
1,000	Bucks Cnty, PA Indl Dev Auth Ann’s Choice Inc Fac Ser A	5.900	01/01/27	943,230
1,500	Bucks Cnty, PA Indl Dev Auth Ann’s Choice Inc Fac Ser A	6.125	01/01/25	1,483,905
1,000	Bucks Cnty, PA Indl Dev Auth Ann’s Choice Inc Fac Ser A	6.250	01/01/35	966,760
2,000	Bucks Cnty, PA Indl Dev Auth Rev Lutheran Cmnty Telford Ctr	5.750	01/01/37	1,743,840
1,500	Canon McMillan Sch Dist PA Ser B (FGIC Insd)	5.500	12/01/29	1,545,405
500	Chartiers Valley, PA Indl & Coml Dev Auth First Mtg Rev Asbury Hlth Ctr Proj Rfdg	5.250	12/01/15	472,345
900	Chartiers Valley, PA Indl & Coml Dev Auth First Mtg Rev Asbury Hlth Ctr Proj Rfdg	5.750	12/01/22	826,731
1,100	Chester Cnty, PA Indl Dev Auth Rev Collegium Charter Sch Proj Ser A (ACA Insd)	5.000	04/15/22	879,373
2,000	Chester Cnty, PA Indl Dev Auth Rev Collegium Charter Sch Proj Ser A (ACA Insd)	5.500	04/15/31	1,540,100

1,000	Cumberland Cnty, PA Muni Auth Rev Diakon Lutheran Ministries Proj	5.000	01/01/36	846,600
300	Cumberland Cnty, PA Muni Auth Rev Dickinson College	5.000	11/01/26	299,979
1,250	Cumberland Cnty, PA Muni Auth Rev Dickinson College Ser A (AMBAC Insd) (Prerefunded @ 11/01/10)	5.500	11/01/30	1,327,325
1,000	Cumberland Cnty, PA Muni Auth Rev Messiah Vlg Proj Ser A	5.625	07/01/28	960,020
2,000	Dauphin Cnty, PA Gen Auth Hlth Sys Rev ARS Pinnacle Hlth Sys Proj (FSA Insd) (a)(c)	1.910	05/15/29	2,000,000
1,200	Dauphin Cnty, PA Gen Auth Rev Office & Pkg Riverfront Office	6.000	01/01/25	1,028,880
220	Delaware Cnty, PA Auth College Rev Cabrini College (Radian Insd)	5.750	07/01/23	221,146
500	Delaware Cnty, PA Auth College Rev Neumann College	6.250	10/01/38	506,455
1,500	Delaware Cnty, PA Auth College Rev Neumann College Rfdg	6.000	10/01/31	1,512,810
3,000	Delaware Cnty, PA Indl Dev Auth Rev Wtr Fac Aqua PA Inc Proj Ser A (FGIC Insd) (AMT)	5.000	11/01/38	2,666,790
1,700	Delaware Cnty, PA Indl Dev Auth Rev Wtr Fac Aqua PA Inc Proj Ser B (FGIC Insd) (AMT)	5.000	11/01/36	1,520,446
1,665	Delaware Cnty, PA Indl Dev Auth Rev Wtr Fac Aqua PA Inc Proj Ser C (FGIC Insd) (AMT)	5.000	02/01/35	1,497,934
2,500	Delaware Cnty, PA Indl Dev Auth Rev Wtr Fac Philadelphia Subn Wtr (AMBAC Insd) (AMT)	5.350	10/01/31	2,400,250
3,535	Delaware Vly, PA Regl Fin Auth Loc Gov Rev (d)	5.750	07/01/17	3,923,214
500	Erie, PA Higher Ed Bldg Auth College Rev Mercyhurst College	5.500	03/15/38	480,875

1,000	Erie, PA Higher Ed Bldg Auth College Rev Mercyhurst College Proj Rfdg Ser B	5.000	03/15/23	956,740
1,415	Greensburg Salem, PA Sch Dist Rfdg (FGIC Insd)	5.375	09/15/17	1,492,103
1,865	Harveys Lake Gen Muni Auth PA College Rev College Misericordia Proj (ACA Insd)	5.750	05/01/14	1,884,284
800	Lancaster Cnty, PA Hosp Auth Rev Brethren Vlg Proj Ser A	6.500	07/01/40	785,736
1,000	Lancaster Cnty, PA Hosp Auth Rev Hlth Ctr Saint Annes Home	6.600	04/01/24	1,002,590
1,000	Lebanon Cnty, PA Hlth Fac Pleasant View Retirement Ser A	5.300	12/15/26	891,050
1,500	Lehigh Cnty, PA Gen Purp Auth Good Shepherd Group Ser A	5.625	11/01/34	1,505,820
1,980	Lehigh Cnty, PA Gen Purp Auth Rev Hosp Saint Lukes Bethlehem (Prerefunded @ 8/15/13)	5.250	08/15/23	2,141,192
1,760	Lehigh Cnty, PA Gen Purp Auth Rev Kidspeace Oblig Group Rfdg	6.000	11/01/23	1,564,851
1,085	Lehigh Cnty, PA Indl Dev Auth Hlth Fac Rev Lifepath Inc Proj	6.300	06/01/28	960,019
1,000	Luzerne Cnty, PA Ser A (FSA Insd)	5.000	12/15/27	1,030,040
1,095	Mercer Cnty, PA (FGIC Insd) (b)	5.500	10/01/17	1,150,703
1,500	Mifflin Cnty, PA Hosp Auth (Radian Insd) (Prerefunded @ 1/01/11)	6.200	07/01/25	1,630,530
2,500	Monroe Cnty, PA Hosp Auth Rev Hosp Pocono Med Ctr	5.125	01/01/37	2,227,925
1,000	Monroe Cnty, PA Hosp Auth Rev Hosp Pocono Med Ctr (Prerefunded @ 1/01/14)	6.000	01/01/43	1,118,580

1,100	Montgomery Cnty, PA Higher Ed & Hlth Auth Hosp Rev Abington Mem Hosp Ser A	5.125	06/01/32	1,042,635
1,870	Montgomery Cnty, PA Higher Ed & Hlth Auth Rev Dickinson College Proj Ser FF1 (CIFG Insd)	5.000	05/01/28	1,826,186
500	Montgomery Cnty, PA Indl Dev Auth Rev Mtg Whitemarsh Cmnty Proj	7.000	02/01/36	491,270
1,100	Montgomery Cnty, PA Indl Dev Auth Rev Mtg Whitemarsh Cont Care Proj	6.125	02/01/28	1,010,196
1,000	Montgomery Cnty, PA Indl Dev Auth Rev Mtg Whitemarsh Cont Care Proj	6.250	02/01/35	913,900
3,600	Montour, PA Sch Dist (FSA Insd)	5.000	04/01/37	3,635,316
2,000	Mount Lebanon, PA Hosp Auth Saint Clair Mem Hosp Ser A	5.625	07/01/32	2,007,440
1,000	Northampton Cnty, PA Gen Purp Auth Hosp Rev Saint Lukes Hosp Proj Ser A	5.500	08/15/35	979,240
1,000	Pennsylvania Econ Dev Fin Auth Exemp Fac Rev Reliant Energy Ser B (AMT)	6.750	12/01/36	1,011,320
1,000	Pennsylvania Econ Dev Fin Auth Res Recovery Rev Colver Proj Rfdg Ser G (AMT)	5.125	12/01/15	945,020
2,975	Pennsylvania Hsg Fin Agy Single Family Mtg Ser 74B (AMT)	5.250	04/01/32	2,865,341
1,250	Pennsylvania Hsg Fin Agy Single Family Mtg Rev Ser 94A (AMT)	5.100	10/01/31	1,187,875
4,000	Pennsylvania Hsg Fin Agy Single Family Mtg Rev Ser 97A (AMT) (d)	4.700	10/01/37	3,471,020
1,000	Pennsylvania Hsg Fin Agy Single Family Mtg Rev Ser 102A (AMT)	5.250	10/01/23	997,840

3,020	Pennsylvania St Higher Ed Fac Auth Rev Drexel Univ	5.500	05/01/18	3,184,379
2,000	Pennsylvania St Higher Ed Fac Auth Rev La Salle Univ	5.500	05/01/34	1,951,360
1,505	Pennsylvania St Higher Ed Fac Auth Rev Philadelphia Univ	5.500	06/01/20	1,526,130
645	Pennsylvania St Higher Ed Fac Auth Rev Thomas Jefferson Univ	5.375	01/01/25	660,906
355	Pennsylvania St Higher Ed Fac Auth Rev Thomas Jefferson Univ (b)	5.500	01/01/19	369,619
4,700	Pennsylvania St Higher Ed Fac Auth Rev Trustees Univ PA Ser C (d)	5.000	07/15/38	4,735,955
3,000	Pennsylvania St Higher Ed Fac Auth Rev UPMC Hlth Sys Ser A	6.000	01/15/31	3,158,790
1,500	Pennsylvania St Higher Ed Fac Auth Rev Univ Sciences Philadelphia Ser A (XLCA Insd)	5.000	11/01/36	1,400,985
4,250	Pennsylvania St Tpk Commn Tpk Rev Ser A1 (AGL Insd)	5.000	06/01/38	4,329,730
2,000	Pennsylvania St Univ	5.000	09/01/35	2,021,480
1,000	Philadelphia, PA Arpt Rev Ser A (MBIA Insd) (AMT)	5.000	06/15/25	949,520
2,000	Philadelphia, PA Auth For Indl Dev Rev Please Touch Museum Proj	5.250	09/01/31	1,883,660
1,000	Philadelphia, PA Auth For Indl Dev Rev Please Touch Museum Proj	5.250	09/01/36	924,680
1,100	Philadelphia, PA Auth For Indl Dev Rev Ser A	5.500	09/15/37	971,729
2,505	Philadelphia, PA Auth Indl Dev Rev Coml Dev Rfdg (AMT)	7.750	12/01/17	2,507,154

3,750	Philadelphia, PA Muni Auth Rev Muni Svcs Bldg Lease Cap Apprec (FSA Insd)		*	03/15/11	3,416,925
3,775	Philadelphia, PA Muni Auth Rev Muni Svcs Bldg Lease Cap Apprec (FSA Insd)		*	03/15/12	3,292,026
4,400	Philadelphia, PA Muni Auth Rev Muni Svcs Bldg Lease Cap Apprec (FSA Insd)		*	03/15/13	3,667,004
2,250	Saint Mary Hosp Auth PA Hlth Sys Rev Ser B (Prerefunded @ 11/15/14)	5.375		11/15/34	2,467,935
2,000	Sto-Rox Sch Dist PA (MBIA Insd) (Prerefunded @ 12/15/10)	5.800		06/15/30	2,137,660
2,500	Susquehanna Area Regl Arpt Auth PA Arpt Sys Rev Ser A (AMBAC Insd) (AMT)	5.500		01/01/19	2,531,750
2,350	Susquehanna Area Regl Arpt Auth PA Arpt Sys Rev Ser D	5.375		01/01/18	2,199,365
1,200	Upper St Clair Twp PA Sch Dist (FSA Insd)	5.375		07/15/17	1,273,548
1,500	Washington Cnty, PA Redev Auth Rev Victory Ctr Proj Tanger Ser A	5.450		07/01/35	1,278,075
2,150	Washington Cnty, PA Ser A (AMBAC Insd)	5.125		09/01/27	2,164,663
350	Washington Cnty, PA Ser A (AMBAC Insd) (Prerefunded @ 9/01/12)	5.125		09/01/27	375,070
2,045	West Shore, PA Area Hosp Auth Holy Spirit Hosp Proj	6.250		01/01/32	2,071,851
2,500	Westmoreland Cnty, PA Indl Dev Auth Rev Retirement Cmnty Redstone Ser A	5.750		01/01/26	2,264,525
900	Westmoreland Cnty, PA Indl Dev Auth Rev Retirement Cmnty Redstone Ser A	5.875		01/01/32	808,326
					160,906,950
	Guam 0.6%
1,000	Guam Govt Wtr Wks Auth Wtr & Wastewtr Sys Rev	6.000		07/01/25	1,002,770
	Puerto Rico 0.7%
1,000	Puerto Rico Elec Pwr Auth Pwr Rev Ser WW	5.500		07/01/21	1,040,980

	Virgin Islands 0.8%
1,335	Virgin Islands Wtr & Pwr Auth Elec Sys Rev Ser A	5.000	07/01/25	1,313,974

	Total Long-Term Investments 103.4%
	(Cost $166,595,671)			164,264,674

	Total Short Term Investments 1.1%
	(Cost $1,800,000)			1,800,000

	Total Investments 104.5%
	(Cost $168,395,671)			166,064,674

	Liability for Floating Rate Note Obligations Related to Securities Held (5.5%)
	(Cost ($8,840,000))

	$(8,840) Notes with interest rates ranging from 1.58% to 1.78% at June 30, 2008 and contractual maturities of collateral ranging from 2017 to 2038 (e)			(8,840,000)

	Total Net Investments 99.0%
	(Cost $159,555,671)			157,224,674

	Other Assets in Excess of Liabilities 1.0%			1,635,915

	Net Assets 100.0%			$158,860,589

Percentages are calculated as a percentage of net assets.

*      Zero coupon bond

(a)   Variable Rate Coupon

(b)   The Fund owns 100% of the outstanding bond issuance.

(c)   Security includes a feature allowing the Fund an option on any interest rate payment date to offer the security for sale at par. The sale is contingent upon market conditions.

(d)   Underlying security related to Inverse Floaters entered into by the Fund.

(e)   Floating rate notes.  The interest rates shown reflect the rates in effect at June 30, 2008.

ACA - American Capital Access

AGL - Assured Guaranty Ltd.

AMBAC - AMBAC Indemnity Corp.

AMT - Alternative Minimum Tax

CIFG - CDC IXIS Financial Guaranty

FGIC - Financial Guaranty Insurance Co.

FSA - Financial Security Assurance Inc.

GNMA - Government National Mortgage Association

MBIA - Municipal Bond Investors Assurance Corp.

Radian - Radian Asset Assurance

XLCA - XL Capital Assurance Inc.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s  disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund  in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s  internal control over financial reporting.

Item 3.  Exhibits.

(a)                                  A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)                                 A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Pennsylvania Tax Free Income Fund

By:	/s/ Jerry W. Miller
Name: Jerry W. Miller
Title: Principal Executive Officer
Date: August 15, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jerry W. Miller
Name: Jerry W. Miller
Title: Principal Executive Officer
Date: August 15, 2008

By:	/s/ Stuart N. Schuldt
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: August 15, 2008